Financial risk management, Reconciliation from Investment in Unquoted Equity Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the movement FVOCI [Abstract]
Opening balance	$ 23,953	$ 3,825
Closing balance	23,069	23,953	$ 3,825
Level 3 [member]
Reconciliation of the movement FVOCI [Abstract]
Transfers of assets between level 2 and level 3	0
Level 3 [member] | FVOCI [Member]
Reconciliation of the movement FVOCI [Abstract]
Opening balance	23,953	3,825	3,501
Acquisition of equity investments at FVOCI	862	10,408	324
Equity investments at FVOCI - net change in fair value (unrealised)	1,186	9,720	0
Disposal of other investments	(2,932)	0	0
Closing balance	$ 23,069	$ 23,953	$ 3,825